Common shares (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of share capital
Share capital as at September 30, 2022 (Successor) and December 31, 2021 (Predecessor) was as follows:

	Issued and fully paid share capital
	Shares	Par value each	$
As at January 1, 2022 and February 22, 2022 (Predecessor)	100,384,435	$0.10	10,038,444
Cancellation of Predecessor equity	(100,384,435)	$0.10	(10,038,444)
Issuance of Successor common stock	49,999,998	$0.01	500,000

As at February 23, 2022, March 31, 2022, June 30, 2022 and September 30, 2022 (Successor)	49,999,998	0.01	500,000

Please refer to Note 3 – “Chapter 11” for further details on the changes
to
share
capital.

Changes in predecessor common shares for the periods presented in this report were as follows:

	Issued and fully paid share capital $0.10 par value each
	Shares	$ millions
December 31, 2019	100,234,973	10

2020 RSU share issuance	149,462	—

December 31, 2020 and December 31, 2021	100,384,435	10